Related-party transactions - Summary of transactions and balances with equity accounted units (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [Line Items]
Dividends from equity accounted units	$ 594	$ 669	$ 800
Investments in equity accounted units	3,764	3,971
Loans to equity accounted units	41	39
Investment in equity accounted units
Disclosure of transactions between related parties [Line Items]
Purchases from equity accounted units	(960)	(1,155)	(1,209)
Sales to equity accounted units	271	268	493
Dividends from equity accounted units	594	669	800
Net funding of equity accounted units	(43)	(33)	(9)
Investments in equity accounted units	3,764	3,971	4,299
Loans to equity accounted units	41	39	38
Trade and other receivables: amounts due from equity accounted units	251	259	278
Trade and other payables: amounts due to equity accounted units	$ (241)	$ (271)	$ (223)